EQUITY - Schedule of Units (Details) - shares	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total
Opening balance (in shares)		66,185,802	66,185,802	66,185,802
Repurchased and canceled (in shares)			(202,143)	0
Issued for cash (in shares)			14,907,000	0
On issue at December 31 (in shares)			80,890,659	66,185,802
Brookfield Asset Management Inc.
Opening balance (in shares)		4	4	4
Repurchased and canceled (in shares)			0	0
Issued for cash (in shares)	13,837,000		0	0
On issue at December 31 (in shares)			4	4
Weighted average number of ordinary shares outstanding (in shares)			4	4
Brookfield Asset Management Inc. | Preferred shares
Opening balance (in shares)		200,002	200,002	200,002
On issue at December 31 (in shares)			200,002	200,002
Limited Partners
Opening balance (in shares)		66,185,798	66,185,798	66,185,798
Repurchased and canceled (in shares)		0	(202,143)	0
Issued for cash (in shares)			14,907,000	0
On issue at December 31 (in shares)			80,890,655	66,185,798
Weighted average number of ordinary shares outstanding (in shares)			73,600,000	66,200,000
Redemption-Exchange Units held by Brookfield Asset Management Inc.
Opening balance (in shares)		63,095,497	63,095,497	63,095,497
Issued for cash (in shares)			6,610,000	0
On issue at December 31 (in shares)			69,705,497	63,095,497
Special Limited Partners
Opening balance (in shares)		4	4	4
On issue at December 31 (in shares)			4	4
Weighted average number of ordinary shares outstanding (in shares)			4	4